GENERAL	12 Months Ended
Dec. 31, 2014
GENERAL [Abstract]
GENERAL

NOTE 1:-   GENERAL

a.	Mer Telemanagement Solutions Ltd. (the "Company" or "MTS") was incorporated on December 27, 1995. MTS and its subsidiaries (the "Group") is a worldwide provider of telecom expense management (“TEM”), mobile virtual network enabler (“MVNE”) and mobile money services and solutions.

The Company's wholly-owned subsidiaries in the United States and Hong Kong, namely, MTS IntegraTRAK Inc. and MTS Asia Ltd., respectively, act as marketing and customer service organizations in those countries.

In March 2009, the Company discontinued the operations of TABS Brazil Ltda. its wholly owned subsidiary in Brazil. The local subsidiary's results of operations were classified as discontinued operations in the statement of operations.

The summarized results of operations for TABS Brazil Ltda. for the years ended December 31, 2012, 2013 and 2014, are as follows:

	Year ended December 31,
	2012	2013	2014

Net income from discontinued operations	$-	$73	$80

Basic and diluted net income per Ordinary share from discontinued operations	$-	$0.02	$0.02

b.	MTS's products are designed to provide telecommunication and information technology managers with tools to reduce communication costs, recover charges payable by third parties, and to detect and prevent abuse and misuse of telephone networks including fault telecommunication usage. MTS is a global provider of services and solutions in the TEM, cloud billing, MVNE and mobile money markets. The Company's TEM suite helps organizations reduce operational expenses, improve productivity and optimize networks and services associated with communications networks and information technology. MVNE and mobile money offerings enable mobile virtual network operators (“MVNOs”) and financial service providers to manage their customers' and resellers' lifecycles. The Company's shares are listed for trade on the NASDAQ Capital Market under the symbol "MTSL".

c.	The Company incurred an accumulated deficit of approximately $ 14,744 since inception, and incurred operating losses in the period ended December 31, 2014. As of December 31, 2014, the Company's total shareholders' equity amounted to $ 5,632. During the year ended December 31, 2014, the Company incurred operating losses and cash flows used in operating activities amounting to $1,541 and $1,482 respectively.

As of December 31, 2014, the Company had $5,000 in cash and cash equivalents and short-term marketable securities, out of which $136 held by the Company are pledged to secure future rent payments for the Company's facilities in Israel.

Subsequent to the balance sheet date, the Company announced that it has signed a definitive agreement to acquire Vexigo Ltd., ("Vexigo"), a privately-held Israeli-based software company supporting video advertising over the internet and mobile devices, which will continue to operate as our wholly-owned subsidiary. Under the terms of the agreement, the Company will acquire 100% of the outstanding shares of Vexigo. Part of the consideration will be cash payment of $ 4,000. For more information see note 13 - subsequent event.